Segment Reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Vessel revenue	$ 512,732	$ 522,747	$ 755,711
Vessel operating costs	(231,227)	(187,120)	(174,556)
Voyage expenses	(7,733)	(1,578)	(4,432)
Charterhire	(75,750)	(78,862)	(96,865)
Depreciation	(141,418)	(121,461)	(107,356)
General and administrative expenses	(47,511)	(54,899)	(65,831)
Loss on sales of vessels, net	(23,345)	(2,078)	(35)
Merger transaction related costs	(36,114)	0	0
Bargain purchase gain	5,417	0	0
Write-off of vessel purchase options	0	0	(731)
Gain on sale of Dorian shares	0	0	1,179
Financial expenses	(116,240)	(104,048)	(89,596)
Realized (loss) / gain on derivative financial instruments	(116)	0	55
Unrealized gain / (loss) on derivative financial instruments	0	1,371	(1,255)
Financial income	1,538	1,213	145
Other expenses, net	1,527	(188)	1,316
Net (loss) / income	(158,240)	(24,903)	217,749
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	512,732	521,697	755,561
Vessel operating costs	(231,227)	(187,120)	(174,556)
Voyage expenses	(7,733)	(1,578)	(4,432)
Charterhire	(75,750)	(78,862)	(96,865)
Depreciation	(141,418)	(121,461)	(107,356)
General and administrative expenses	(10,023)	(7,885)	(7,271)
Loss on sales of vessels, net	(23,345)	(2,078)	(35)
Merger transaction related costs	0
Bargain purchase gain	0
Write-off of vessel purchase options			(731)
Gain on sale of Dorian shares			0
Financial expenses	0	0	0
Realized (loss) / gain on derivative financial instruments	(116)		0
Unrealized gain / (loss) on derivative financial instruments		1,371	(1,255)
Financial income	593	90	46
Other expenses, net	1,876	(9)	1,377
Net (loss) / income	25,589	124,165	364,483
Reportable segments [member] | LR1/Panamax [Member]
Disclosure of operating segments [line items]
Vessel revenue	22,573	5,843	36,679
Vessel operating costs	(12,561)	(33)	(2,144)
Voyage expenses	(1,018)	(19)	(1,186)
Charterhire	(2,230)	(5,657)	(21,616)
Depreciation	(7,828)	0	0
General and administrative expenses	(479)	(7)	(96)
Loss on sales of vessels, net	0	0	2,019
Merger transaction related costs	0
Bargain purchase gain	0
Write-off of vessel purchase options			0
Gain on sale of Dorian shares			0
Financial expenses	0	0	0
Realized (loss) / gain on derivative financial instruments	0		0
Unrealized gain / (loss) on derivative financial instruments		0	0
Financial income	26	0	0
Other expenses, net	0	0	1,397
Net (loss) / income	(1,517)	127	15,053
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	95,098	85,578	142,429
Vessel operating costs	(50,145)	(32,817)	(35,254)
Voyage expenses	(3,087)	(479)	(536)
Charterhire	(24,560)	(26,292)	(26,755)
Depreciation	(18,159)	(18,014)	(18,372)
General and administrative expenses	(2,170)	(1,410)	(1,390)
Loss on sales of vessels, net	0	0	(2,054)
Merger transaction related costs	0
Bargain purchase gain	0
Write-off of vessel purchase options			0
Gain on sale of Dorian shares			0
Financial expenses	0	0	0
Realized (loss) / gain on derivative financial instruments	0		0
Unrealized gain / (loss) on derivative financial instruments		0	0
Financial income	214	6	7
Other expenses, net	1,876	0	0
Net (loss) / income	(933)	6,572	58,075
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	157,123	165,256	208,250
Vessel operating costs	(67,254)	(50,028)	(36,682)
Voyage expenses	(2,642)	(375)	(194)
Charterhire	(6,258)	(16,025)	(27,816)
Depreciation	(54,922)	(41,900)	(29,125)
General and administrative expenses	(2,805)	(1,983)	(1,456)
Loss on sales of vessels, net	0	0	0
Merger transaction related costs	0
Bargain purchase gain	0
Write-off of vessel purchase options			0
Gain on sale of Dorian shares			0
Financial expenses	0	0	0
Realized (loss) / gain on derivative financial instruments	(116)		0
Unrealized gain / (loss) on derivative financial instruments		1,371	(1,255)
Financial income	15	37	12
Other expenses, net	0	0	0
Net (loss) / income	23,141	56,353	111,734
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	237,938	265,020	368,203
Vessel operating costs	(101,267)	(104,242)	(100,476)
Voyage expenses	(986)	(705)	(2,516)
Charterhire	(42,702)	(30,888)	(20,678)
Depreciation	(60,509)	(61,547)	(59,859)
General and administrative expenses	(4,569)	(4,485)	(4,329)
Loss on sales of vessels, net	(23,345)	(2,078)	0
Merger transaction related costs	0
Bargain purchase gain	0
Write-off of vessel purchase options			(731)
Gain on sale of Dorian shares			0
Financial expenses	0	0	0
Realized (loss) / gain on derivative financial instruments	0		0
Unrealized gain / (loss) on derivative financial instruments		0	0
Financial income	338	47	27
Other expenses, net	0	(9)	(20)
Net (loss) / income	4,898	61,113	179,621
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	1,050	150
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Charterhire	0	0	0
Depreciation	0	0	0
General and administrative expenses	(37,488)	(47,014)	(58,560)
Loss on sales of vessels, net	0	0	0
Merger transaction related costs	(36,114)
Bargain purchase gain	5,417
Write-off of vessel purchase options			0
Gain on sale of Dorian shares			1,179
Financial expenses	(116,240)	(104,048)	(89,596)
Realized (loss) / gain on derivative financial instruments	0		55
Unrealized gain / (loss) on derivative financial instruments		0	0
Financial income	945	1,123	99
Other expenses, net	(349)	(179)	(61)
Net (loss) / income	$ (183,829)	$ (149,068)	$ (146,734)